Stock-Based Compensation (Detail 4) (Restricted Stock and Restricted Stock Units, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 years	Dec. 31, 2009	Dec. 31, 2008
Restricted Stock and Restricted Stock Units
Restricted Stock and Restricted Stock Unit Activity:
Number of Awards - Nonvested - Beginning balance	4,379,480	2,957,538	2,001,581
Number of Awards - Granted - Annual	902,549	1,150,819	924,120
Number of Awards - Granted - Performance shares	760,645
Number of Awards - Granted - Other	527,823	522,581	188,473
Number of Awards - Vested	(948,233)	(157,104)	(64,806)
Number of Awards - Forfeited	(48,962)	(94,354)	(91,830)
Number of Awards - Nonvested - Ending balance	5,573,302	4,379,480	2,957,538
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures
Weighted Average Grant Date Fair Value - Nonvested - Beginning balance	$ 68.85	$ 77.41	$ 77.63
Weighted Average Grant Date Fair Value - Annual	$ 78.81	$ 53.89	$ 77.23
Weighted Average Grant Date Fair Value - Performance Shares	$ 73.99
Weighted Average Grant Date Fair Value - Other	$ 79.56	$ 54.82	$ 73.16
Weighted Average Grant Date Fair Value - Vested	$ 79.12	$ 73.26	$ 68.72
Weighted Average Grant Date Fair Value - Forfeited	$ 69.57	$ 69.57	$ 77.76
Weighted Average Grant Date Fair Value - Nonvested - Ending balance	$ 70.43	$ 68.85	$ 77.41
Compensation expense yet to be recognized for restricted stock and restricted stock units	$ 101
Weighted average life for remaining vesting period of restricted stock and restricted stock units (in years)	1.8
Fair value of restricted stock and stock units that vested	75	10	4
Tax benefit realized for tax deductions related to vesting of restricted stock and restricted stock units	$ 20
Vesting period, generally (in years)	3
Vesting period, 2007 one-time "buyout" (in years)	5